ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of December 31,
	2014	2015

Accrued payroll and welfare	$1,773	$1,860
Other tax payable	560	1,462
Accrued staff disbursement	738	1,166
Deposit payable	837	665
Accrued professional fees	386	4,382
Other current liabilities	569	1,209

	$4,863	$10,744